Investment Objectives and Goals - International Growth and Income Fund	Jun. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	International Growth and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to provide you with long-term growth of capital while providing current income.